Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1, 2021, and the Statement of Additional Information (the “SAI”) dated December 1, 2021 (as revised January 3, 2022) for the iShares MSCI USA Multifactor ETF (LRGF) and the iShares MSCI Intl Multifactor ETF (INTF) (each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around June 1, 2022:

Ticker[1]	Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
LRGF	iShares MSCI USA Multifactor ETF	iShares U.S. Equity Factor ETF	MSCI USA Diversified Multiple-Factor Index	STOXX U.S. Equity Factor Index®
INTF	iShares MSCI Intl Multifactor ETF	iShares International Equity Factor ETF	MSCI World ex USA Diversified[1] Multiple-Factor Index	STOXX International Equity Factor Index®
Change to the Funds’ “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus for LRGF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX U.S. Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX USA 900 index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.
unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest 900 companies of the U.S. equity market, as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 313 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The first three paragraphs of the section of the Summary Prospectus and Prospectus for INTF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX International Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider”
or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX Global 1800 ex USA index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 476 constituents from companies from the following countries or regions: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
As of March 23, 2022, a significant portion of the Underlying Index was represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Funds’ Principal Risks
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on pages S‑6 and S‑7, and the section entitled “Value Securities Risk” on page S‑7 of the Summary Prospectus and the Prospectus for LRGF are deleted in their entirety.
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on page S‑7, and the section entitled “Value Securities Risk” on page S‑9 of the Summary Prospectus and the Prospectus for INTF are deleted in their entirety.
The following disclosures are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus for each Fund:
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. The issuers of securities selected for the Underlying Index may not be the same issuers selected by other index providers that use ESG criteria. In addition, issuers selected by the Index Provider may not later display positive or favorable ESG characteristics.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Quality Factor Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks based on a number of attributes, but there is no guarantee that the past performance of these stocks will continue. Many attributes of an issuer can affect a stock’s quality and performance, and their impact on the stock or its price can be difficult to predict.
Value Factor Risk. Securities issued by companies that may be perceived as undervalued, particularly securities of a company that appear to trade at a significant discount to the company’s intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non‑value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.
Low Volatility Factor Risk. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.
Low Size Factor Risk. Companies with relatively lower market capitalization within a broader index or market capitalization range (“low size companies”) may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid, than companies with relatively higher market capitalization.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Equity Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1, 2021, and the Statement of Additional Information (the “SAI”) dated December 1, 2021 (as revised January 3, 2022) for the iShares MSCI USA Multifactor ETF (LRGF) and the iShares MSCI Intl Multifactor ETF (INTF) (each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around June 1, 2022:

 Ticker[1] Current Fund
Name
New Fund
Name
Current
Underlying Index
New
Underlying Index
LRGFiShares MSCI USA Multifactor ETFiShares U.S. Equity Factor ETFMSCI USA Diversified Multiple-Factor IndexSTOXX U.S. Equity Factor Index®
Change to the Funds’ “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus for LRGF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX U.S. Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX USA 900 index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.
unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest 900 companies of the U.S. equity market, as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 313 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Funds’ Principal Risks
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on pages S‑6 and S‑7, and the section entitled “Value Securities Risk” on page S‑7 of the Summary Prospectus and the Prospectus for LRGF are deleted in their entirety.
The following disclosures are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus for each Fund:
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. The issuers of securities selected for the Underlying Index may not be the same issuers selected by other index providers that use ESG criteria. In addition, issuers selected by the Index Provider may not later display positive or favorable ESG characteristics.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Quality Factor Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks based on a number of attributes, but there is no guarantee that the past performance of these stocks will continue. Many attributes of an issuer can affect a stock’s quality and performance, and their impact on the stock or its price can be difficult to predict.
Value Factor Risk. Securities issued by companies that may be perceived as undervalued, particularly securities of a company that appear to trade at a significant discount to the company’s intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non‑value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.
Low Volatility Factor Risk. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.
Low Size Factor Risk. Companies with relatively lower market capitalization within a broader index or market capitalization range (“low size companies”) may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid, than companies with relatively higher market capitalization.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Equity Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1, 2021, and the Statement of Additional Information (the “SAI”) dated December 1, 2021 (as revised January 3, 2022) for the iShares MSCI USA Multifactor ETF (LRGF) and the iShares MSCI Intl Multifactor ETF (INTF) (each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around June 1, 2022:

 Ticker1Current Fund
NameNew FundNameCurrentUnderlying IndexNewUnderlying IndexINTFiShares MSCI Intl Multifactor ETFiShares International Equity Factor ETFMSCI World ex USA Diversified[1] Multiple-Factor IndexSTOXX International Equity Factor Index®
Change to the Funds’ “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus for INTF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX International Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider”
or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX Global 1800 ex USA index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 476 constituents from companies from the following countries or regions: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
As of March 23, 2022, a significant portion of the Underlying Index was represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Funds’ Principal Risks
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on page S‑7, and the section entitled “Value Securities Risk” on page S‑9 of the Summary Prospectus and the Prospectus for INTF are deleted in their entirety.
The following disclosures are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus for each Fund:
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. The issuers of securities selected for the Underlying Index may not be the same issuers selected by other index providers that use ESG criteria. In addition, issuers selected by the Index Provider may not later display positive or favorable ESG characteristics.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Quality Factor Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks based on a number of attributes, but there is no guarantee that the past performance of these stocks will continue. Many attributes of an issuer can affect a stock’s quality and performance, and their impact on the stock or its price can be difficult to predict.
Value Factor Risk. Securities issued by companies that may be perceived as undervalued, particularly securities of a company that appear to trade at a significant discount to the company’s intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non‑value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.
Low Volatility Factor Risk. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.
Low Size Factor Risk. Companies with relatively lower market capitalization within a broader index or market capitalization range (“low size companies”) may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid, than companies with relatively higher market capitalization.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.